Exhibit 99.17

Data Compare Summary (Total)

Run Date - 1/31/2025 3:08:50 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
City	1	229	0.44%	229
State	0	229	0.00%	229
Zip	0	229	0.00%	229
Note Date	1	229	0.44%	229
Original Loan Amount	0	229	0.00%	229
Amortization Term	0	229	0.00%	229
Original Interest Rate	2	229	0.87%	229
Borrower Qualifying FICO	2	229	0.87%	229
Coborrower Qualifying FICO	2	156	1.28%	229
Amortization Type	0	229	0.00%	229
Representative FICO	2	229	0.87%	229
Lien Position	0	229	0.00%	229
Occupancy	0	229	0.00%	229
Purpose	0	229	0.00%	229
Contract Sales Price	1	229	0.44%	229
Balloon Flag	0	229	0.00%	229
Original CLTV	0	229	0.00%	229
Original LTV	0	229	0.00%	229
Origination Channel	0	229	0.00%	229
Appraisal Effective Date	2	229	0.87%	229
LTV Valuation Value	1	229	0.44%	229
Investor: Qualifying Total Debt Ratio	11	229	4.80%	229
Initial Rate Lock Date	68	229	29.69%	229
Total	93	5,194	1.79%	229